Cash Distributions - Schedule of Distribution of Available Cash from Operating Surplus (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Distribution Made to Limited Partner [Line Items]
Minimum Quarterly Distribution (in USD per share)	$ 0.35
Unitholders
Distribution Made to Limited Partner [Line Items]
Minimum Quarterly Distribution (as a percent)	98.20%
First Target Distribution (as a percent)	98.20%
Second Target Distribution (as a percent)	85.20%
Third Target Distribution (as a percent)	75.20%
Thereafter (as a percent)	50.20%
General Partner
Distribution Made to Limited Partner [Line Items]
Minimum Quarterly Distribution (as a percent)	1.80%
First Target Distribution (as a percent)	1.80%
Second Target Distribution (as a percent)	14.80%
Third Target Distribution (as a percent)	24.80%
Thereafter (as a percent)	49.80%
Minimum | Unitholders
Distribution Made to Limited Partner [Line Items]
Total Quarterly Distribution per Unit Target Amount in First Target Distribution, Maximum (in USD per share)	$ 0.3500
Total Quarterly Distribution per Unit Target Amount in Second Target Distribution, Maximum (in USD per share)	0.4025
Total Quarterly Distribution per Unit Target Amount in Third Target Distribution, Maximum (in USD per share)	0.4375
Total Quarterly Distribution per Unit Target Amount in Subsequent Target Distribution, Minimum (in USD per share)	0.5250
Maximum | Unitholders
Distribution Made to Limited Partner [Line Items]
Total Quarterly Distribution per Unit Target Amount in First Target Distribution, Maximum (in USD per share)	0.4025
Total Quarterly Distribution per Unit Target Amount in Second Target Distribution, Maximum (in USD per share)	0.4375
Total Quarterly Distribution per Unit Target Amount in Third Target Distribution, Maximum (in USD per share)	$ 0.5250